CHANGE IN SHAREHOLDING OF THE SUBSIDIARIES	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
CHANGE IN SHAREHOLDING OF THE SUBSIDIARIES
26.	CHANGE IN SHAREHOLDING OF THE SUBSIDIARIES

The Philippine subsidiaries
During the year ended December 31, 2017, 1,040,485 share options under the MRP Share Incentive Plan were exercised, which decreased Melco’s shareholding in MRP and the Company recognized an increase of $96 in Melco’s additional paid-in
capital which reflected the adjustment to the carrying amount of the noncontrolling interest in MRP.
During the years ended December 31, 2018 and 2017, 20,506,393 and 2,826,644 restricted shares under the MRP Share Incentive Plan were vested, which decreased Melco’s shareholding in MRP and the Company recognized a decrease of $573 and $67, respectively, in Melco’s additional paid-in
capital which reflected the adjustment to the carrying amount of the noncontrolling interest in MRP.
On October 31, 2018, MCO (Philippines) Investments Limited (“MCO Investments”), a subsidiary of Melco, conducted a voluntary tender offer (the “Tender Offer”) for up to 1,569,786,768 outstanding common shares of MRP held by the public, at a price of PHP7.25 (equivalent to $0.14) per share, for the purpose of increasing and consolidating its shareholding interest in MRP. The Tender Offer expired on November 29, 2018 and 1,338,477,668 outstanding common shares of MRP were tendered and acquired by MCO Investments at the offer price of PHP7.25 (equivalent to $0.14) per MRP share for a total amount of PHP9,703,963,000 (equivalent to $184,055) and were crossed (the “Cross Transaction”) over the facilities of the PSE on December 10, 2018. An additional 107,475,300 common shares of MRP were acquired by MCO Investments from December 6, 2018 until December 10, 2018 at a total consideration of PHP
779,196,000
(equivalent to $
14,779
). After the Cross Transaction, MRP’s public ownership level fell below the
10
% required threshold over the Minimum Public Ownership Rules of the PSE. As a result, the shares of MRP were automatically suspended for trading by the PSE on
December 10, 2018
. MRP was automatically
delisted
from the PSE on June
11
,
2019
, by reason of its public ownership remaining below the
10
% minimum threshold prescribed under the PSE’s Rule on Minimum Public Ownership for a period of more than six months. The above transactions increased
Melco
’s shareholding in MRP and the Company recognized a decrease of $
140,999
in
Melco
’s additional
paid-in
capital which
reflected
the adjustment to the carrying amount of the
noncontrolling
interest in MRP.
During the year ended December 31, 2019, MRP issued and the independent directors subscribed for 1,493,900 common shares of MRP with a par value of PHP1 per share, for a total consideration of PHP1,494,000 (equivalent to $30), which decreased Melco’s shareholding in MRP and the Company recognized a decrease of $30 in Melco’s additional paid-in
capital which reflected the adjustment to the carrying amount of noncontrolling interest in MRP.
During the years ended December 31, 2019 and 2018, the total transfers to noncontrolling interests amounted to $30 and $141,572, respectively, and during the year ended December 31, 2017, the total transfers from noncontrolling interests amounted to $29, in relation to transactions as described above. The Com pany retain
s its controlling financial interests in MRP before and after the above transactions.
Studio City International
During the year ended December 31, 2018, Studio City International completed its initial public offering. In connection with its offering, Studio City International issued (i) 28,750,000 ADSs, representing 115,000,000 Class A ordinary shares, (ii) 800,376 Class A ordinary shares to Melco International to effect an assured entitlement distribution, pursuant to a concurrent private placement, and (iii) additional 4,312,500 ADSs, representing 17,250,000 Class A ordinary shares, pursuant to the full exercise by the underwriters of the over-allotment option. The offering decreased Melco’s shareholding in Studio City International and the Company recognized a decrease of $31,845 in Melco’s additional paid-in
capital which reflected the adjustment to the carrying amount of the noncontrolling interest in Studio City International. The Company retains its controlling financial interests in Studio City International before and after the above transactions
.
The schedule below discloses the effects of changes in Melco’s ownership
interest in MRP and Studio City International on Melco’s equity:

	Year Ended December 31,
	2019	2018	2017
Net income attributable to Melco Resorts & Entertainment Limited	$373,173	$340,299	$344,828
t ransfers (to) from noncontrolling interests:

The Philippine subsidiaries
Decrease in additional paid-in capital resulting from the issuance of common shares of MRP to independent directors	(30)	—	—
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the open market and the Tender Offer	—	(140,999)	—
Decrease in additional paid-in capital resulting from the vesting of restricted shares under the MRP Share Incentive Plan	—	(573)	(67)
Increase in additional paid-in capital resulting from the exercise of share options under the MRP Share Incentive Plan	—	—	96

Sub-total	(30)	(141,572)	29

Studio City International
Decrease in additional paid-in capital resulting from an initial public offering of Studio City International	—	(31,845)	—

Sub-total	—	(31,845)	—

Changes from net income attributable to Melco Resorts & Entertainment Limited’s shareholders and transfers from noncontrolling interests	$373,143	$166,882	$344,857